Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios
The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2014
Total Capital (to Risk-Weighted Assets)
Consolidated	$46,668	15.3%	$24,382	8.0%	N/A	N/A
Citizens	40,940	13.5	24,209	8.0	$30,261	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$44,259	14.5%	$12,191	4.0%	N/A	N/A
Citizens	38,531	12.7	12,104	4.0	$18,157	6.0%

Tier I Capital (to Average Assets)
Consolidated	$44,259	11.0%	$16,133	4.0%	N/A	N/A
Citizens	38,531	9.6	16,071	4.0	$20,088	5.0%

As of December 31, 2013
Total Capital (to Risk-Weighted Assets)
Consolidated	$45,772	15.1%	$24,321	8.0%	N/A	N/A
Citizens	41,219	13.6	24,168	8.0	$30,210	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$42,868	14.1%	$12,161	4.0%	N/A	N/A
Citizens	38,315	12.7	12,084	4.0	$18,126	6.0%

Tier I Capital (to Average Assets)
Consolidated	$42,868	10.3%	$16,688	4.0%	N/A	N/A
Citizens	38,315	9.7	15,808	4.0	$19,760	5.0%